Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	$ 33,632	$ 31,534	$ 31,767	$ 31,123	$ 30,460	$ 29,904	$ 29,006	$ 27,698	$ 28,973	$ 28,067	$ 26,626	$ 26,334	$ 25,008	$ 22,875	$ 23,497	$ 24,673	$ 25,158	$ 24,288	$ 22,735	$ 22,647	$ 22,408	$ 21,825	$ 22,347	$ 20,907	$ 22,208	$ 21,106	$ 19,506	$ 21,500	$ 22,333	$ 20,418	$ 22,282	$ 22,312	$ 24,512	$ 23,741	$ 24,355	$ 25,877	$ 24,897	$ 25,282	$ 23,681	$ 24,793	$ 24,105	$ 23,705	$ 23,134	$ 23,029	$ 21,900	$ 21,142	$ 20,501	$ 20,593	$ 19,707	$ 17,569	$ 17,957	$ 18,635	$ 17,376	$ 16,443	$ 16,075	$ 15,259	$ 13,475	$ 15,623	$ 17,016	$ 17,035	$ 16,557	$ 15,950	$ 15,614	$ 15,345	$ 15,664	$ 15,435	$ 14,422	$ 15,420	$ 14,828	$ 14,614	$ 14,118	$ 13,002	$ 14,336	$ 14,055	$ 15,172	$ 15,147	$ 14,633	$ 14,163	$ 14,071	$ 13,684	$ 13,633	$ 13,912	$ 14,444	$ 13,721	$ 13,585	$ 13,185	$ 12,903	$ 12,596	$ 12,572	$ 12,339	$ 12,229	$ 12,105	$ 11,978	$ 11,970	$ 11,541	$ 11,327	$ 11,111	$ 10,635	$ 10,870	$ 10,853	$ 10,825	$ 10,412	$ 10,391	$ 10,208	$ 10,145	$ 9,478	$ 9,481	$ 10,048	$ 10,258	$ 10,202	$ 9,455	$ 9,739	$ 10,365	$ 10,194	$ 10,368	$ 10,226	$ 10,180	$ 10,285	$ 9,722		$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210		10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,605	16,626	15,837	14,750	15,183	15,718	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,760	17,069	16,658	17,112	16,892	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,899	12,655	12,496	12,283	11,644	12,072	11,906	12,495	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925		10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 17,932	18,381	17,933	18,431	18,064	17,657	17,260	17,031	16,520	17,032	16,659	16,312	16,335	15,598	14,510	14,884	15,440	15,780	15,405	14,861	15,061	14,909	14,517	14,935	14,148	14,470	13,570	13,131	14,255	14,774	14,043	15,006	14,986	16,074	16,057	16,372	17,067	16,674	16,962	16,501	17,023	16,784	16,656	16,556	16,355	15,834	15,651	15,514	15,614	15,099	13,938	14,145	14,437	13,940	13,375	13,088	12,694	11,880	13,097	13,733	13,751	13,443	13,275	13,028	12,909	12,988	12,966	12,408	12,775	12,537	12,383	12,207	11,601	12,049	11,911	12,538	12,554	12,447	12,237	12,282	12,264	12,257	12,347	12,707	12,278	12,143	11,956	11,817	11,694	11,628	11,392	11,359	11,161	11,003	10,911	10,700	10,488	10,353	10,425	10,634	10,572	10,556	10,248	10,165	10,195	10,042	9,536	9,473	9,802	9,908	9,997	9,582	9,779	10,177	10,144	10,302	10,343	10,173	10,249	9,944		10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,604	16,626	15,837	14,750	15,183	15,717	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,759	17,069	16,658	17,112	16,891	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,898	12,654	12,496	12,283	11,644	12,072	11,906	12,494	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 15,747	16,149	15,788	16,187	15,913	15,604	15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 17,932	18,381	17,933	18,431	18,064	17,657	17,260	17,031	16,520	17,032	16,659	16,312	16,335	15,598	14,510	14,884	15,440	15,780	15,405	14,861	15,061	14,909	14,517	14,935	14,148	14,470	13,570	13,131	14,255	14,774	14,043	15,006	14,986	16,074	16,057	16,372	17,067	16,674	16,962	16,501	17,023	16,784	16,656	16,556	16,355	15,834	15,651	15,514	15,614	15,099	13,938	14,145	14,437	13,940	13,375	13,088	12,694	11,880	13,097	13,733	13,751	13,443	13,275	13,028	12,909	12,988	12,966	12,408	12,775	12,537	12,383	12,207	11,601	12,049	11,911	12,538	12,554	12,447	12,237	12,282	12,264	12,257	12,347	12,707	12,278	12,143	11,956	11,817	11,694	11,628	11,392	11,359	11,161	11,003	10,911	10,700	10,488	10,353	10,425	10,634	10,572	10,556	10,248	10,165	10,195	10,042	9,536	9,473	9,802	9,908	9,997	9,582	9,779	10,177	10,144	10,302	10,343	10,173	10,249	9,944		10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 25,196	27,128	24,932	25,109	24,822	24,842	23,479	23,856	22,853	24,317	23,028	21,737	22,115	20,342	18,747	19,804	20,903	21,526	20,673	18,938	19,562	19,716	20,370	20,746	18,993	20,107	18,948	17,145	18,880	19,485	17,578	19,449	19,304	20,781	20,497	20,272	21,847	20,791	21,420	20,229	21,066	20,663	20,592	20,805	20,764	19,870	18,983	17,774	17,511	16,439	14,385	14,079	14,552	14,058	13,438	13,271	12,367	10,831	13,580	15,004	15,407	14,986	14,553	14,390	13,962	14,574	14,402	13,380	14,539	13,977	14,057	13,485	12,208	13,766	13,349	14,758	14,921	14,459	14,209	14,149	13,588	13,624	13,498	14,124	13,730	13,700	13,214	12,922	12,435	12,629	12,518	12,319	12,379	12,277	12,324	12,009	11,811	11,558	10,702	10,996	11,066	11,011	10,558	10,514	10,277	10,153	9,356	9,226	9,782	10,208	10,072	9,534	9,852	10,434	10,420	10,559	10,374	10,531	10,394	9,888		10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678		10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 15,747	16,149	15,788	16,187	15,913	15,604	15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,605	16,626	15,837	14,750	15,183	15,718	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,760	17,069	16,658	17,112	16,892	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,899	12,655	12,496	12,283	11,644	12,072	11,906	12,495	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925		10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,605	16,626	15,837	14,750	15,183	15,718	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,760	17,069	16,658	17,112	16,892	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,899	12,655	12,496	12,283	11,644	12,072	11,906	12,495	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925		10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 15,747	16,149	15,788	16,187	15,913	15,604	15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,605	16,626	15,837	14,750	15,183	15,718	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,760	17,069	16,658	17,112	16,892	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,899	12,655	12,496	12,283	11,644	12,072	11,906	12,495	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925		10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 25,196	27,128	24,932	25,109	24,822	24,842	23,479	23,856	22,853	24,317	23,028	21,737	22,115	20,342	18,747	19,804	20,903	21,526	20,673	18,938	19,562	19,716	20,370	20,746	18,993	20,107	18,948	17,145	18,880	19,485	17,578	19,449	19,304	20,781	20,497	20,272	21,847	20,791	21,420	20,229	21,066	20,663	20,592	20,805	20,764	19,870	18,983	17,774	17,511	16,439	14,385	14,079	14,552	14,058	13,438	13,271	12,367	10,831	13,580	15,004	15,407	14,986	14,553	14,390	13,962	14,574	14,402	13,380	14,539	13,977	14,057	13,485	12,208	13,766	13,349	14,758	14,921	14,459	14,209	14,149	13,588	13,624	13,498	14,124	13,730	13,700	13,214	12,922	12,435	12,629	12,518	12,319	12,379	12,277	12,324	12,009	11,811	11,558	10,702	10,996	11,066	11,011	10,558	10,514	10,277	10,153	9,356	9,226	9,782	10,208	10,072	9,534	9,852	10,434	10,420	10,559	10,374	10,531	10,394	9,888		10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678		10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,605	16,626	15,837	14,750	15,183	15,718	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,760	17,069	16,658	17,112	16,892	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,899	12,655	12,496	12,283	11,644	12,072	11,906	12,495	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925		10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 22,715	23,611	22,693	23,258	22,725	22,153	21,572	21,400	20,760	21,515	20,848	20,161	20,190	19,097	17,518	18,167	18,901	19,490	18,779	17,792	18,172	17,989	17,741	18,282	17,066	17,630	16,336	15,397	16,971	17,538	16,437	17,962	17,943	19,315	18,999	19,318	20,300	19,437	20,044	19,272	19,980	19,560	19,476	19,345	19,011	18,280	17,768	17,233	17,306	16,548	14,686	14,949	15,352	14,626	13,970	13,619	13,028	11,809	13,868	15,061	15,280	14,805	14,476	14,132	13,805	14,133	14,083	13,258	14,033	13,620	13,490	13,126	12,136	13,044	12,804	13,795	13,794	13,631	13,277	13,306	13,203	13,127	13,302	13,854	13,215	13,020	12,737	12,496	12,236	12,201	11,916	11,827	11,653	11,504	11,408	11,099	10,837	10,626	10,405	10,608	10,552	10,505	10,079	10,073	10,021	9,859	9,176	9,175	9,733	9,942	9,980	9,346	9,663	10,267	10,253	10,458	10,436	10,219	10,330	9,824		10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 11,898	11,850	11,804	11,758	11,708	11,652	11,600	11,552	11,495	11,446	11,393	11,346	11,297	11,244	11,194	11,143	11,093	11,043	10,995	10,948	10,904	10,862	10,819	10,781	10,745	10,707	10,673	10,650	10,629	10,609	10,600	10,595	10,590	10,587	10,585	10,584	10,584	10,583	10,583	10,582	10,582	10,582	10,581	10,581	10,581	10,581	10,581	10,580	10,579	10,579	10,578	10,577	10,576	10,575	10,573	10,572	10,572	10,571	10,549	10,535	10,522	10,507	10,494	10,476	10,458	10,439	10,420	10,398	10,376	10,356	10,335	10,316	10,295	10,275	10,257	10,238	10,221	10,205	10,189	10,173	10,158	10,144	10,131	10,122	10,110	10,101	10,093	10,084	10,075	10,067	10,059	10,051	10,045	10,039	10,037	10,033	10,029	10,025	10,024	10,022	10,019	10,016	10,014	10,011	10,010	10,009	10,005	10,003	10,003	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000	10,000		10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 25,196	27,128	24,932	25,109	24,822	24,842	23,479	23,856	22,853	24,317	23,028	21,737	22,115	20,342	18,747	19,804	20,903	21,526	20,673	18,938	19,562	19,716	20,370	20,746	18,993	20,107	18,948	17,145	18,880	19,485	17,578	19,449	19,304	20,781	20,497	20,272	21,847	20,791	21,420	20,229	21,066	20,663	20,592	20,805	20,764	19,870	18,983	17,774	17,511	16,439	14,385	14,079	14,552	14,058	13,438	13,271	12,367	10,831	13,580	15,004	15,407	14,986	14,553	14,390	13,962	14,574	14,402	13,380	14,539	13,977	14,057	13,485	12,208	13,766	13,349	14,758	14,921	14,459	14,209	14,149	13,588	13,624	13,498	14,124	13,730	13,700	13,214	12,922	12,435	12,629	12,518	12,319	12,379	12,277	12,324	12,009	11,811	11,558	10,702	10,996	11,066	11,011	10,558	10,514	10,277	10,153	9,356	9,226	9,782	10,208	10,072	9,534	9,852	10,434	10,420	10,559	10,374	10,531	10,394	9,888		10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678		10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,605	16,626	15,837	14,750	15,183	15,718	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,760	17,069	16,658	17,112	16,892	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,899	12,655	12,496	12,283	11,644	12,072	11,906	12,495	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925		10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 11,898	11,850	11,804	11,758	11,708	11,652	11,600	11,552	11,495	11,446	11,393	11,346	11,297	11,244	11,194	11,143	11,093	11,043	10,995	10,948	10,904	10,862	10,819	10,781	10,745	10,707	10,673	10,650	10,629	10,609	10,600	10,595	10,590	10,587	10,585	10,584	10,584	10,583	10,583	10,582	10,582	10,582	10,581	10,581	10,581	10,581	10,581	10,580	10,579	10,579	10,578	10,577	10,576	10,575	10,573	10,572	10,572	10,571	10,549	10,535	10,522	10,507	10,494	10,476	10,458	10,439	10,420	10,398	10,376	10,356	10,335	10,316	10,295	10,275	10,257	10,238	10,221	10,205	10,189	10,173	10,158	10,144	10,131	10,122	10,110	10,101	10,093	10,084	10,075	10,067	10,059	10,051	10,045	10,039	10,037	10,033	10,029	10,025	10,024	10,022	10,019	10,016	10,014	10,011	10,010	10,009	10,005	10,003	10,003	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000	10,000		10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 22,715	23,611	22,693	23,258	22,725	22,153	21,572	21,400	20,760	21,515	20,848	20,161	20,190	19,097	17,518	18,167	18,901	19,490	18,779	17,792	18,172	17,989	17,741	18,282	17,066	17,630	16,336	15,397	16,971	17,538	16,437	17,962	17,943	19,315	18,999	19,318	20,300	19,437	20,044	19,272	19,980	19,560	19,476	19,345	19,011	18,280	17,768	17,233	17,306	16,548	14,686	14,949	15,352	14,626	13,970	13,619	13,028	11,809	13,868	15,061	15,280	14,805	14,476	14,132	13,805	14,133	14,083	13,258	14,033	13,620	13,490	13,126	12,136	13,044	12,804	13,795	13,794	13,631	13,277	13,306	13,203	13,127	13,302	13,854	13,215	13,020	12,737	12,496	12,236	12,201	11,916	11,827	11,653	11,504	11,408	11,099	10,837	10,626	10,405	10,608	10,552	10,505	10,079	10,073	10,021	9,859	9,176	9,175	9,733	9,942	9,980	9,346	9,663	10,267	10,253	10,458	10,436	10,219	10,330	9,824		10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 13,263	13,543	13,346	13,700	13,492	13,255	12,932	12,822	12,566	12,903	12,735	12,779	12,807	12,312	11,700	11,919	12,252	12,401	12,295	12,182	12,347	12,259	11,999	12,310	11,887	11,997	11,469	11,400	12,081	12,433	12,041	12,447	12,394	12,944	13,166	13,340	13,686	13,564	13,628	13,533	13,751	13,704	13,575	13,494	13,379	13,169	13,169	13,288	13,383	13,208	12,745	12,839	12,927	12,835	12,548	12,402	12,203	11,784	12,248	12,320	12,195	12,095	12,053	11,960	11,918	11,824	11,793	11,543	11,553	11,476	11,310	11,247	10,965	10,975	10,886	11,102	11,136	11,074	11,003	11,007	10,957	11,003	10,991	11,149	11,097	11,035	10,989	10,942	10,928	10,853	10,753	10,758	10,666	10,578	10,556	10,450	10,372	10,320	10,460	10,566	10,536	10,543	10,416	10,263	10,272	10,188	9,959	9,882	9,908	9,958	10,017	9,881	9,911	10,026	9,999	10,074	10,118	10,061	10,100	10,047		10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,604	16,626	15,837	14,750	15,183	15,717	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,759	17,069	16,658	17,112	16,891	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,898	12,654	12,496	12,283	11,644	12,072	11,906	12,494	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925	10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 11,898	11,850	11,804	11,758	11,708	11,652	11,600	11,552	11,495	11,446	11,393	11,346	11,297	11,244	11,194	11,143	11,093	11,043	10,995	10,948	10,904	10,862	10,819	10,781	10,745	10,707	10,673	10,650	10,629	10,609	10,600	10,595	10,590	10,587	10,585	10,584	10,584	10,583	10,583	10,582	10,582	10,582	10,581	10,581	10,581	10,581	10,581	10,580	10,579	10,579	10,578	10,577	10,576	10,575	10,573	10,572	10,572	10,571	10,549	10,535	10,522	10,507	10,494	10,476	10,458	10,439	10,420	10,398	10,376	10,356	10,335	10,316	10,295	10,275	10,257	10,238	10,221	10,205	10,189	10,173	10,158	10,144	10,131	10,122	10,110	10,101	10,093	10,084	10,075	10,067	10,059	10,051	10,045	10,039	10,037	10,033	10,029	10,025	10,024	10,022	10,019	10,016	10,014	10,011	10,010	10,009	10,005	10,003	10,003	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000	10,000		10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 22,715	23,611	22,693	23,258	22,725	22,153	21,572	21,400	20,760	21,515	20,848	20,161	20,190	19,097	17,518	18,167	18,901	19,490	18,779	17,792	18,172	17,989	17,741	18,282	17,066	17,630	16,336	15,397	16,971	17,538	16,437	17,962	17,943	19,315	18,999	19,318	20,300	19,437	20,044	19,272	19,980	19,560	19,476	19,345	19,011	18,280	17,768	17,233	17,306	16,548	14,686	14,949	15,352	14,626	13,970	13,619	13,028	11,809	13,868	15,061	15,280	14,805	14,476	14,132	13,805	14,133	14,083	13,258	14,033	13,620	13,490	13,126	12,136	13,044	12,804	13,795	13,794	13,631	13,277	13,306	13,203	13,127	13,302	13,854	13,215	13,020	12,737	12,496	12,236	12,201	11,916	11,827	11,653	11,504	11,408	11,099	10,837	10,626	10,405	10,608	10,552	10,505	10,079	10,073	10,021	9,859	9,176	9,175	9,733	9,942	9,980	9,346	9,663	10,267	10,253	10,458	10,436	10,219	10,330	9,824		10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 13,263	13,543	13,346	13,700	13,492	13,255	12,932	12,822	12,566	12,903	12,735	12,779	12,807	12,312	11,700	11,919	12,252	12,401	12,295	12,182	12,347	12,259	11,999	12,310	11,887	11,997	11,469	11,400	12,081	12,433	12,041	12,447	12,394	12,944	13,166	13,340	13,686	13,564	13,628	13,533	13,751	13,704	13,575	13,494	13,379	13,169	13,169	13,288	13,383	13,208	12,745	12,839	12,927	12,835	12,548	12,402	12,203	11,784	12,248	12,320	12,195	12,095	12,053	11,960	11,918	11,824	11,793	11,543	11,553	11,476	11,310	11,247	10,965	10,975	10,886	11,102	11,136	11,074	11,003	11,007	10,957	11,003	10,991	11,149	11,097	11,035	10,989	10,942	10,928	10,853	10,753	10,758	10,666	10,578	10,556	10,450	10,372	10,320	10,460	10,566	10,536	10,543	10,416	10,263	10,272	10,188	9,959	9,882	9,908	9,958	10,017	9,881	9,911	10,026	9,999	10,074	10,118	10,061	10,100	10,047		10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,000	18,553	18,050	18,530	18,161	17,763	17,322	17,175	16,734	17,276	16,874	16,604	16,626	15,837	14,750	15,183	15,717	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,759	17,069	16,658	17,112	16,891	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,898	12,654	12,496	12,283	11,644	12,072	11,906	12,494	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925	$ 10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 17,932	18,381	17,933	18,431	18,064	17,657	17,260	17,031	16,520	17,032	16,659	16,312	16,335	15,598	14,510	14,884	15,440	15,780	15,405	14,861	15,061	14,909	14,517	14,935	14,148	14,470	13,570	13,131	14,255	14,774	14,043	15,006	14,986	16,074	16,057	16,372	17,067	16,674	16,962	16,501	17,023	16,784	16,656	16,556	16,355	15,834	15,651	15,514	15,614	15,099	13,938	14,145	14,437	13,940	13,375	13,088	12,694	11,880	13,097	13,733	13,751	13,443	13,275	13,028	12,909	12,988	12,966	12,408	12,775	12,537	12,383	12,207	11,601	12,049	11,911	12,538	12,554	12,447	12,237	12,282	12,264	12,257	12,347	12,707	12,278	12,143	11,956	11,817	11,694	11,628	11,392	11,359	11,161	11,003	10,911	10,700	10,488	10,353	10,425	10,634	10,572	10,556	10,248	10,165	10,195	10,042	9,536	9,473	9,802	9,908	9,997	9,582	9,779	10,177	10,144	10,302	10,343	10,173	10,249	9,944		10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 13,263	$ 13,543	$ 13,346	$ 13,700	$ 13,492	$ 13,255	$ 12,932	$ 12,822	$ 12,566	$ 12,903	$ 12,735	$ 12,779	$ 12,807	$ 12,312	$ 11,700	$ 11,919	$ 12,252	$ 12,401	$ 12,295	$ 12,182	$ 12,347	$ 12,259	$ 11,999	$ 12,310	$ 11,887	$ 11,997	$ 11,469	$ 11,400	$ 12,081	$ 12,433	$ 12,041	$ 12,447	$ 12,394	$ 12,944	$ 13,166	$ 13,340	$ 13,686	$ 13,564	$ 13,628	$ 13,533	$ 13,751	$ 13,704	$ 13,575	$ 13,494	$ 13,379	$ 13,169	$ 13,169	$ 13,288	$ 13,383	$ 13,208	$ 12,745	$ 12,839	$ 12,927	$ 12,835	$ 12,548	$ 12,402	$ 12,203	$ 11,784	$ 12,248	$ 12,320	$ 12,195	$ 12,095	$ 12,053	$ 11,960	$ 11,918	$ 11,824	$ 11,793	$ 11,543	$ 11,553	$ 11,476	$ 11,310	$ 11,247	$ 10,965	$ 10,975	$ 10,886	$ 11,102	$ 11,136	$ 11,074	$ 11,003	$ 11,007	$ 10,957	$ 11,003	$ 10,991	$ 11,149	$ 11,097	$ 11,035	$ 10,989	$ 10,942	$ 10,928	$ 10,853	$ 10,753	$ 10,758	$ 10,666	$ 10,578	$ 10,556	$ 10,450	$ 10,372	$ 10,320	$ 10,460	$ 10,566	$ 10,536	$ 10,543	$ 10,416	$ 10,263	$ 10,272	$ 10,188	$ 9,959	$ 9,882	$ 9,908	$ 9,958	$ 10,017	$ 9,881	$ 9,911	$ 10,026	$ 9,999	$ 10,074	$ 10,118	$ 10,061	$ 10,100	$ 10,047		$ 10,000